Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For-Sale Securities
Beginning balance at Dec. 31, 2015	$ 223,438	$ 15,304	$ 61,339	$ 147,646	$ (851)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, per share	(5,756)			(5,756)
Issuance of shares of stock pursuant to dividend reinvestment plan	4,316	197	4,119
Issuance of shares of stock pursuant to exercise of stock options	152	10	142
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split	0	5,128	(5,128)
Share based compensation expense	69		69
Net change in fair value of available-for-sale securities during the year, net of taxes	(3,232)				(3,232)
Net earnings for the year	25,633			25,633
Ending balance at Dec. 31, 2016	244,620	20,639	60,541	167,523	(4,083)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, per share	(6,729)			(6,729)
Issuance of shares of stock pursuant to dividend reinvestment plan	5,266	252	5,014
Issuance of shares of stock pursuant to exercise of stock options	152	10	142
Reclassification of deferred tax asset revaluation	0			697	(697)
Share based compensation expense	350		350
Net change in fair value of available-for-sale securities during the year, net of taxes	545				545
Net earnings for the year	23,526			23,526
Ending balance at Dec. 31, 2017	267,730	20,901	66,047	185,017	(4,235)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, per share	(9,447)			(9,447)
Issuance of shares of stock pursuant to dividend reinvestment plan	7,470	324	7,146
Issuance of shares of stock pursuant to exercise of stock options	394	23	371
Share based compensation expense	396		396
Net change in fair value of available-for-sale securities during the year, net of taxes	(3,470)				(3,470)
Net earnings for the year	32,594			32,594
Ending balance at Dec. 31, 2018	$ 295,667	$ 21,248	$ 73,960	$ 208,164	$ (7,705)